Consolidated statements of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash equivalents	R$ 911,335	R$ 564,294
Restricted cash	168,862	0
Trade receivables	2,769,757	2,667,057
Inventories	1,780,247	1,868,204
Taxes recoverable	103,792	57,001
Derivative financial instruments	47,677	40,410
Commodity forward contracts	137,660	114,861
Advances to suppliers	246,653	192,119
Other assets	49,141	32,701
Total current assets	6,215,124	5,536,646
Non-current assets
Restricted cash	0	139,202
Trade receivables	56,042	41,483
Other assets	9,067	8,390
Commodity forward contracts	3,000	0
Judicial deposits	10,520	8,820
Right-of-use assets	202,222	173,679
Taxes recoverable	299,228	282,903
Deferred income tax assets	340,909	329,082
Investments	4,486	0
Property, plant and equipment	236,781	196,588
Intangible assets	971,345	807,192
Total non-current assets	2,133,600	1,987,339
Total assets	8,348,724	7,523,984
Current liabilities
Trade payables	3,844,541	2,575,701
Trade payables – Supplier finance	0	26,157
Lease liabilities	96,222	85,865
Borrowings	1,190,961	922,636
Agribusiness Receivables Certificates	918	0
Obligations to FIAGRO quota holders	205,088	150,018
Payables for the acquisition of subsidiaries	179,309	221,509
Derivative financial instruments	75,017	44,008
Commodity forward contracts	65,641	207,067
Salaries and social charges	174,665	223,376
Taxes payable	41,612	37,105
Dividends payable	6,397	1,619
Warrant liabilities	22,421	36,446
Liability for FPA Shares	168,862	0
Advances from customers	235,037	488,578
Other liabilities	66,495	34,388
Total current liabilities	6,373,186	5,054,473
Non-current liabilities
Trade payables	592	2,547
Lease liabilities	120,524	98,554
Borrowings	34,609	42,839
Agribusiness Receivables Certificates	404,647	0
Commodity forward contracts	316	0
Payables for the acquisition of subsidiaries	26,933	53,700
Provision for contingencies	14,002	8,845
Liability for FPA Shares	0	139,133
Other liabilities	590	223
Taxes payable	1,886	963
Deferred income tax liabilities	12,424	12,351
Total non-current liabilities	616,523	359,155
Equity
Share Capital	591	591
Additional Paid-in Capital	2,109,561	2,134,339
Capital reserve	30,180	14,533
Other comprehensive loss	5,444	(28,634)
Accumulated losses	(1,023,165)	(260,710)
Equity attributable to shareholders of the Parent Company	1,122,611	1,860,119
Non-controlling interests	236,404	250,238
Total equity	1,359,015	2,110,357
Total liabilities and equity	R$ 8,348,724	R$ 7,523,984